Finance expense	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Finance expense
12. Finance expense

	2020 £m	2019 £m	2018 £m
Finance expense arising on:
Financial liabilities at amortised cost	(813)	(832)	(677)
Derivatives at fair value through profit or loss	(7)	(6)	(38)
Net losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	353	(425)	55
Retranslation of loans	(357)	424	(52)
Reclassification of hedges from other comprehensive income	(2)	(2)	(2)
Unwinding of discounts on provisions	(3)	(8)	(15)
Finance expense arising on lease liabilities	(40)	(39)	(2)
Other finance expense	(23)	(24)	(67)

	(892)	(912)	(798)

Finance expense arising on derivatives at fair value through profit or loss relates to swap interest expense. The 2018 figure in finance expense arising on lease liabilities related to interest arising on finance leases under the previous leasing standard, IAS 17, which was originally reported in ‘Other finance expense’. In 2018, other finance expense included a £39 million charge for interest relating to historical income tax settlements.